LONG-TERM LOANS AND CREDIT LINES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
ISRAEL | Commercial Loan [Member]
Debt Instrument [Line Items]
Total balance amount	$ 2,612
Rate	6.65%
Duration	7 years
ISRAEL | Government Guarantee Loan [Member]
Debt Instrument [Line Items]
Total balance amount	$ 4,710
Rate	7.25%
ISRAEL | Government Guarantee Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Duration	10 years
ISRAEL | Government Guarantee Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Duration	5 years
UNITED STATES | Line of Credit [Member]
Debt Instrument [Line Items]
Total balance amount	$ 12,138
UNITED STATES | Line of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Rate	7.75%
UNITED STATES | Line of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Rate	2.90%
UNITED STATES | Commercial Loan [Member]
Debt Instrument [Line Items]
Total balance amount	$ 7,066
UNITED STATES | Commercial Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Rate	4.20%
Duration	10 years
UNITED STATES | Commercial Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Rate	3.75%
Duration	7 years
UNITED STATES | Machinary Finance Loans [Member]
Debt Instrument [Line Items]
Total balance amount	$ 702
Rate	6.50%
Duration	5 years